Related party disclosures	12 Months Ended
Dec. 31, 2023
Related party disclosures [Abstract]
Related party disclosures
19. Related party disclosures

On April 8, 2021, GH Research Ireland Limited issued 5,270,400 Series B preferred shares (which were redesignated into 2,108,159 ordinary shares prior to the closing of the IPO) to directors and entities affiliated with directors.

On June 4, 2021, GH Research PLC granted the option to purchase 126,218 ordinary shares (which were redesignated into 50,487 ordinary shares prior to the closing of the IPO) to key management.

On June 24, 2021, GH Research PLC redeemed 25,000 A ordinary shares of €1.00 each at par and, following the redemption, cancelled the 25,000 A ordinary shares of €1.00 each, see note 15, “Share capital and reserves” for details.

On June 29, 2021, GH Research PLC issued 625,000 ordinary shares from the initial public offering to entities affiliated with directors.

During the year ended December 31, 2023, GH Research PLC granted the option to purchase 122,399 ordinary shares to key management. Of the 122,399 share options granted during the year ended December 31, 2023, 72,399 share options were granted with a contractual term (expiration) of seven years from the grant date and an exercise price of $0.025 per share. The remaining 50,000 share options were granted with a contractual term (expiration) of eight years from the grant date and an exercise price at the closing market price on the day prior to the grant. 19,899 share options vested on the date of grant, subject to a two-year service condition. In the same period, 7,296 share options were exercised by related parties. For further information, see Note 17 “Share-based compensation”.

Key Management Compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of executive officers and the Board of Directors who served during the reporting period.

	Year ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Salary and related expenses	1,421	893	687
Shared-based compensation expense	590	338	163
	2,011	1,231	850